Net Loss Per Share Applicable to Common Shareholders (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss applicable to common shareholders	$ (1,809,899)	$ (1,056,001)	$ (6,088,620)	$ (2,004,353)	$ (2,936,129)	$ (3,885,262)
Denominator
Weighted Average shares outstanding	208,784,236	100,262,378	199,678,995	94,154,754	105,177,272	45,248,520
Net loss per share
Basic and diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.09)